Loans and Borrowings (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 14, 2019	Jul. 31, 2021	Jul. 31, 2020	Jun. 01, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,159	$ 29,930
Term loan
Disclosure of detailed information about borrowings [line items]
Proceeds from term loan	$ 35,000
Financing costs incurred	1,347
Borrowings		0	29,930
Total interest expense		990	723
Interest costs capitalised		419	896
Senior Notes Payable
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,159	$ 0	$ 51,875
Borrowings, interest rate		14.00%
Canadian Imperial Bank of Commerce and Bank of Montreal
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 65,000
Expected averate rate of interest	mid-to-high 5% per annum range
Minimum repayment of outstanding balance in percentage	minimum 2.5% of the initial amount drawn each quarter
Canadian Imperial Bank of Commerce and Bank of Montreal | Term loan
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 50,000
Canadian Imperial Bank of Commerce and Bank of Montreal | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Remaining undrawn facility	$ 15,000